REVISED AND RESTATED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2025
Accounting Changes and Error Corrections [Abstract]
REVISED AND RESTATED FINANCIAL STATEMENTS

2.	REVISED AND RESTATED FINANCIAL STATEMENTS

During the second quarter of 2025, as part of the Company’s ongoing enhancements to internal controls over financial reporting, a detailed review of its interest expense-related cash flow classification was performed. As a result, the Company restated certain amounts within the condensed consolidated statement of cash flows for the year ended December 31, 2024. This reclassification corrects the presentation of $3,092,350 of non-cash interest accrual adjustments related to the Company’s line of credit as of December 31, 2024. These amounts, previously presented within net proceeds from the line of credit in financing activities, are now presented within operating activities. This change in presentation has no impact on the Company’s condensed consolidated balance sheets, condensed consolidated statements of operations, or total cash flows for any related period.

The following table summarizes the impact of the correction on the Company’s condensed consolidated statement of cash flows for the period ending December 31, 2024.

	Impact of correction of error
Twelve months ended December 31, 2024	As previously reported	Adjustments	As restated
Net cash used in operating activities of continuing operations	$(5,858,147)	$3,092,350	$(2,765,797)
Net cash provided by financing activities of continuing operations	$6,068,077	$(3,092,350)	$2,975,727